Commitments, contingencies and guarantees (Tables)	12 Months Ended
Mar. 31, 2026
Commitments, Contingencies and Guarantees [Abstract]
Commitments outstanding

The following table presents a su
mm
ary of the key types of outstanding commitments provided by Nomura as of March 31, 2025 and 2026.

	Millions of yen
	March 31
	2025	2026
Commitments to extend credit
Liquidity facilities to central clearing counterparties	¥2,038,836	¥1,034,593
Other commitments to extend credit	1,199,287	1,630,603

Total	¥3,238,123	¥2,665,196

Commitments to invest	¥25,677	¥66,952

Maturity schedule of commitments
Maturity profile of these commitments as of March 31, 2026:

	Millions of yen
	Total contractual amount	Years to maturity
		Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Commitments to extend credit
Liquidity facilities to central clearing counterparties	¥1,034,593	¥1,034,593	¥—	¥—	¥—
Other commitments to extend credit	1,630,603	378,031	591,051	395,454	266,067

Total	¥2,665,196	¥1,412,624	¥591,051	¥395,454	¥266,067

Commitments to invest	¥66,952	¥2,991	¥382	¥4,554	¥59,025

Maturity schedule of purchase obligations
As of March 31, 2026, these purchase obligations had the following maturities:

	Millions of yen
	Total	Years of payment
		Less than 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	More than 5 years
Purchase obligations	¥110,732	¥78,647	¥10,327	¥7,490	¥4,344	¥2,279	¥7,645

Information on derivative contracts and standby letters of credit and other guarantees
The following table presents information on Nomura’s derivative contracts that could meet the accounting definition of a guarantee and standby letters of credit and other guarantees.

	Millions of yen
	March 31
	2025		2026
	Carrying value	Maximum potential payout / Notional total	Carrying value	Maximum potential payout / Notional total
Derivative contracts (1)(2)	¥9,399,725	¥609,318,612	¥9,868,845	¥649,090,164
Standby letters of credit and other guarantees (3)	—	4,939,056	6	5,222,432

(1)	Credit derivatives are disclosed in Note 3 “ Derivative instruments and hedging activities ” and are excluded from above.
(2)	Derivative contracts primarily consist of equity, interest rate and foreign exchange contracts.

Maturity information on derivative contracts and standby letters of credit and other guarantees
(3)
Primarily related to a certain sponsored repo program where Nomura guarantees to a third party clearing house in relation to its clients’ payment obligations. Our credit exposures under this guarantee is minimized by obtaining collateral from clients at amount approximately the maximum potential payout under the guarantee.

The following table presents maturity information on Nomura’s derivative contracts that could meet the accounting definition of a guarantee and standby letters of credit and other guarantees as of March 31, 2026.

	Millions of yen
	Carrying value	Maximum potential payout/Notional
		Total	Years to Maturity
			Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Derivative contracts	¥9,868,845	¥649,090,164	¥172,240,897	¥215,694,397	¥61,022,285	¥200,132,585
Standby letters of credit and other guarantees	6	5,222,432	5,189,429	18,628	11,126	3,249